Taxes Payable - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended
	Oct. 31, 2020	Sep. 30, 2020
Taxes Payable [Abstract]
Income tax withheld share based compensation option exercise		¥ 18,809
Payment tax with holding share based payment arrangement	¥ 18,809